Annual Total Returns[BarChart] - ProShares Ultra S and P 500 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.63%)	30.75%	70.46%	25.62%	(1.08%)	21.24%	44.20%	(14.44%)	63.75%	21.60%